Risk Management (Details 7) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit loss allowance	$ 2,042	$ 723
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount	32,737,681	30,282,022
Collateral	19,654,196	17,823,535
Net exposure	13,083,485	12,458,487
Expected credit loss allowance	896,196	882,520
Credit Risk [Member] | Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount	15,928,491	15,254,838
Collateral	8,180,015	7,369,291
Net exposure	7,748,476	7,885,547
Expected credit loss allowance	506,670	506,908
Credit Risk [Member] | Mortgages [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount	11,262,995	10,150,981
Collateral	10,725,604	9,699,324
Net exposure	537,391	451,657
Expected credit loss allowance	101,059	91,270
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount	5,546,195	4,876,289
Collateral	748,577	754,920
Net exposure	4,797,618	4,121,369
Expected credit loss allowance	$ 288,467	$ 284,342